Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Subsidiaries [Abstract]
Schedule of Wholly-Owned Direct Subsidiaries	The Company has the following two wholly-owned direct subsidiaries:
MDxHealth Inc.
Address	15279 Alton Parkway – Suite 100 – Irvine, CA 92618
Incorporation Date	April 14, 2003

MDxHealth B.V.
Address	Transistorweg 5, 6534 AT Nijmegen, The Netherlands
Incorporation Date	October 18, 2006
Incorporated into MDxHealth on	September 18, 2015